Income Taxes Expense - Current and deferred portion of income tax expenses (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Current and deferred portion of income tax expenses
Current tax expenses	$ 3,200	$ 1,714
Total	$ 3,200	$ 1,714